File Number 2-28097
Amendment to the Prospectus
By Supplement
Pursuant to Rule 497(e)

Supplement to The Enterprise Group of Funds, Inc. Class ABC Prospectus dated February 28, 2003.

This information reflects changes to the Prospectus section, "The Fund
Managers".

On page 92 under the "Small Company Growth Fund", the paragraph under "Fund Managers" is replaced with the following effective immediately:

Paul B. Phillips, Managing Director of Witter, is responsible for the day-to-day management of the Fund. Mr. Phillips has been employed in his present position since 1996. Mr. Phillips previously worked at Bankers Trust Company from 1965 to 1995, serving as Senior Portfolio Manager from 1986 to 1995.

On page 93 under the "Equity Income Fund", the paragraph under "Name of Fund and Name and Address of Fund Manager", is replaced with the following effective immediately:

Boston Advisors, Inc.
("Boston Advisors")
One Federal Street
26th Floor
Boston, MA 02110

On page 93 under the "Equity Income Fund", the paragraph under "Fund Managers", is replaced with the following effective June 2, 2003:

The day-to-day management of this Fund is performed by an investment management team chaired by Michael J. Vogelzang, President and Chief Investment Officer. Mr. Vogelzang has served in his present position since 1997 and has 19 years' experience in the investment industry.


May 16, 2003


File Number 2-28097
Amendment to the Prospectus
By Supplement
Pursuant to Rule 497(e)

Supplement to The Enterprise Group of Funds, Inc. Class Y Prospectus dated February 28, 2003.

This information reflects changes to the Prospectus section, "The Fund
Managers".

On page 80 under the "Small Company Growth Fund", the paragraph under "Fund Managers" is replaced with the following effective immediately:

Paul B. Phillips, Managing Director of Witter, is responsible for the day-to-day management of the Fund. Mr. Phillips has been employed in his present position since 1996. Mr. Phillips previously worked at Bankers Trust Company from 1965 to 1995, serving as Senior Portfolio Manager from 1986 to 1995.

On page 81 under the "Equity Income Fund", the paragraph under "Name of Fund and Name and Address of Fund Manager", is replaced with the following effective immediately:

Boston Advisors, Inc.
("Boston Advisors")
One Federal Street
26th Floor
Boston, MA 02110

On page 81 under the "Equity Income Fund", the paragraph under "Fund Managers", is replaced with the following effective June 2, 2003:

The day-to-day management of this Fund is performed by an investment management team chaired by Michael J. Vogelzang, President and Chief Investment Officer. Mr. Vogelzang has served in his present position since 1997 and has 19 years' experience in the investment industry.


May 16, 2003